N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments October 31, 2018 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.5%)

Education (0.9%)
Kansas Development Finance Authority 5.000% 09/01/2039	$200,000	$203,900
Kansas Development Finance Authority 5.000% 06/01/2027	250,000	265,275
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/2020	15,000	15,008
		484,183
General Obligation (43.9%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027	250,000	279,945
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028	250,000	277,198
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029	250,000	274,665
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030	250,000	273,387
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031	500,000	544,975
Butler County Unified School District No 402 Augusta 4.000% 09/01/2030	250,000	268,260
County of Clay KS 4.000% 10/01/2036	500,000	504,820
Dickinson County Unified School District No 473 Chapman 5.000% 09/01/2027	325,000	333,366
Dickinson County Unified School District No 473 Chapman 4.400% 09/01/2029	100,000	102,080
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030	250,000	263,485
Douglas County Unified School District No 491 Eudora 5.000% 09/01/2023	375,000	384,555
Douglas County Unified School District No 491 Eudora 5.125% 09/01/2029	250,000	256,627
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040	3,000,000	3,214,080
Geary County Unified School District No 475 4.000% 09/01/2033	350,000	363,524
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	135,000	149,044
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	140,000	154,564
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	115,000	126,920
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	110,000	121,401
Johnson & Miami Counties Unified School District No 230 Spring Hills 4.000% 09/01/2033	1,000,000	1,028,310
Johnson & Miami Counties Unified School District No 230 Spring Hills 4.000% 09/01/2036	500,000	510,720
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025	250,000	280,070
City of Junction City KS 5.000% 09/01/2025	5,000	5,003
City of Junction City KS 4.250% 09/01/2021	100,000	101,940
City of Junction City KS 4.400% 09/01/2022	100,000	102,063
City of Junction City KS 4.500% 09/01/2023	100,000	102,146
Leavenworth County Unified School District No 453 5.250% 03/01/2024	200,000	205,828
Leavenworth County Unified School District No 453 4.750% 09/01/2025	300,000	308,013
*Leavenworth County Unified School District No 453 5.125% 03/01/2029	1,000,000	1,028,870
Leavenworth County Unified School District No 453 4.000% 09/01/2037	650,000	662,532
Leavenworth County Unified School District No 458 5.000% 09/01/2029	500,000	548,585
Leavenworth County Unified School District No 469 4.000% 09/01/2030	320,000	334,368
Leavenworth County Unified School District No 469 4.000% 09/01/2032	835,000	854,589
City of Leawood KS 5.000% 09/01/2023	1,725,000	1,932,069
City of Manhattan KS 5.000% 11/01/2028	130,000	130,000
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	135,000	145,561
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	105,000	113,245
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,739
Neosho County Unified School District No 413 4.000% 09/01/2031	250,000	256,605
City of Newton KS 5.000% 09/01/2021	100,000	102,548
City of Newton KS 4.750% 09/01/2029	435,000	445,192
City of Park City KS 5.100% 12/01/2020	200,000	207,020
City of Park City KS 5.500% 12/01/2024	100,000	103,937
City of Park City KS 6.000% 12/01/2029	500,000	522,355
City of Park City KS 5.375% 12/01/2025	250,000	259,153
County of Scott KS 5.000% 04/01/2032	500,000	555,815
Sedgwick County Unified School District No 261 Haysville 5.000% 11/01/2021	5,000	5,009
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035	595,000	676,807
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035	405,000	440,085
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/2019	10,000	10,006
County of Seward KS 5.000% 08/01/2034	260,000	273,593
County of Seward KS 5.000% 08/01/2034	240,000	250,759
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034	500,000	553,380
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039	500,000	537,910
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	94,129
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	93,185
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	330,000	361,908
City of South Hutchinson KS 4.000% 10/01/2038	355,000	349,828
City of Wichita KS 4.500% 09/01/2022	150,000	150,759
City of Wichita KS 4.750% 09/01/2027	180,000	180,918
City of Wichita KS 5.000% 06/01/2027	1,000,000	1,171,770
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025	250,000	279,687
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,140,010
		25,319,915
Health Care (20.8%)
Ashland Public Building Commission 5.000% 09/01/2030	1,020,000	1,059,515
Ashland Public Building Commission 5.000% 09/01/2035	500,000	513,485
Ashland Public Building Commission 5.000% 09/01/2032	550,000	573,050
Kansas Development Finance Authority 5.000% 06/15/2039	1,000,000	1,012,150
Kansas Development Finance Authority 5.000% 01/01/2040	435,000	449,277
Kansas Development Finance Authority 5.000% 01/01/2040	65,000	66,314
Kansas Development Finance Authority 5.150% 11/15/2023	5,000	5,148
Kansas Development Finance Authority 5.250% 11/15/2024	5,000	5,152
Kansas Development Finance Authority 5.500% 11/15/2029	5,000	5,166
Kansas Development Finance Authority 5.150% 11/15/2023	245,000	252,830
Kansas Development Finance Authority 5.250% 11/15/2024	245,000	253,854
Kansas Development Finance Authority 5.500% 11/15/2029	95,000	98,019
Kansas Development Finance Authority 5.000% 05/15/2025	250,000	253,687
Kansas Development Finance Authority 5.000% 05/15/2035	1,000,000	1,016,050
Kansas Development Finance Authority 5.000% 03/01/2028	755,000	778,564
Kansas Development Finance Authority 4.125% 11/15/2027	100,000	104,002
City of Lawrence KS 5.000% 07/01/2043	1,500,000	1,613,385
City of Manhattan KS 5.000% 11/15/2023	250,000	272,910
City of Manhattan KS 5.000% 11/15/2024	250,000	272,117
City of Manhattan KS 5.000% 11/15/2029	500,000	532,800
City of Olathe KS 5.000% 09/01/2030	250,000	256,097
City of Olathe KS 4.000% 09/01/2028	250,000	255,740
City of Olathe KS 4.000% 09/01/2030	150,000	156,875
City of Olathe KS 4.000% 09/01/2030	295,000	300,236
University of Kansas Hospital Authority 4.000% 09/01/2040	500,000	496,130
University of Kansas Hospital Authority 5.000% 09/01/2035	500,000	540,730
University of Kansas Hospital Authority 5.000% 03/01/2031	500,000	555,430
City of Wichita KS 5.000% 11/15/2029	300,000	322,785
		12,021,498
Other Revenue (14.3%)
Dickson County Public Building Commission 4.000% 08/01/2038	750,000	752,820
City of Dodge City KS 5.000% 06/01/2021	310,000	315,509
City of Dodge City KS 4.400% 06/01/2025	350,000	355,026
City of Dodge City KS 4.500% 06/01/2028	100,000	101,494
*City of Dodge City KS 5.250% 06/01/2031	1,000,000	1,019,210
Kansas Development Finance Authority 4.125% 05/01/2031	500,000	509,700
Kansas Development Finance Authority 5.000% 11/01/2034	500,000	511,720
Kansas Development Finance Authority 5.000% 05/01/2035	250,000	252,767
City of Manhattan KS 5.000% 12/01/2026	470,000	479,668
City of Manhattan KS 4.500% 12/01/2025	500,000	519,965
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,045,140
County of Neosho KS 4.000% 10/01/2023	500,000	508,255
Topeka Public Building Commission 5.000% 06/01/2022	255,000	260,131
Washington County Public Building Commission 5.000% 09/01/2032	500,000	551,240
Washington County Public Building Commission 5.000% 09/01/2037	400,000	440,992
Washington County Public Building Commission 4.000% 09/01/2028	500,000	531,820
Washington County Public Building Commission 4.000% 09/01/2028	100,000	103,978
		8,259,435
Transportation (2.4%)
State of Kansas Department of Transportation 5.000% 09/01/2033	500,000	561,950
State of Kansas Department of Transportation 5.000% 09/01/2034	500,000	559,325
State of Kansas Department of Transportation 5.000% 09/01/2035	250,000	277,385
		1,398,660
Utilities (16.2%)
*Kansas Municipal Energy Agency 5.750% 07/01/2038	1,000,000	1,096,040
Kansas Municipal Energy Agency 5.000% 04/01/2030	250,000	273,730
Kansas Municipal Energy Agency 5.000% 04/01/2032	500,000	542,790
Kansas Municipal Energy Agency 5.000% 04/01/2033	745,000	806,239
Kansas Municipal Energy Agency 5.000% 04/01/2038	1,000,000	1,066,070
Kansas Municipal Energy Agency 5.000% 04/01/2035	300,000	322,446
Kansas Power Pool 4.500% 12/01/2028	500,000	513,520
Kansas Power Pool 5.000% 12/01/2031	750,000	795,900
Kansas Power Pool 4.000% 12/01/2031	500,000	516,365
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2024	200,000	201,948
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2029	500,000	504,870
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036	250,000	262,767
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032	1,250,000	1,360,088
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035	500,000	540,105
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028	500,000	558,770
		9,361,648

TOTAL MUNICIPAL BONDS (COST: $56,306,692)		$56,845,339

OTHER ASSETS LESS LIABILITIES (1.5%)		871,211

NET ASSETS (100.0%)		$57,716,550

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEBRASKA MUNICIPAL FUND
Schedule of Investments October 31, 2018 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.8%)

Education (15.8%)
County of Douglas NE 5.500% 07/01/2030	$350,000	$369,891
*County of Douglas NE 5.875% 07/01/2040	1,500,000	1,594,155
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030	250,000	265,722
University of Nebraska 5.000% 07/01/2035	1,500,000	1,673,895
University of Nebraska 5.000% 05/15/2035	500,000	552,185
University of Nebraska 5.000% 05/15/2033	250,000	279,710
University of Nebraska 4.000% 07/01/2024	250,000	252,967
University of Nebraska 4.500% 05/15/2030	250,000	258,975
University of Nebraska 5.000% 05/15/2035	275,000	286,943
University of Nebraska 5.000% 07/01/2042	1,000,000	1,062,230
University of Nebraska 5.000% 07/01/2038	250,000	269,573
		6,866,246
General Obligation (29.2%)
*Omaha School District 5.000% 12/15/2029	1,630,000	1,890,132
Elkhorn School District 4.000% 12/15/2034	300,000	307,731
Elkhorn School District 4.000% 12/15/2030	500,000	519,815
Elkhorn School District 4.000% 12/15/2034	500,000	515,270
Hall County Airport Authority 5.000% 07/15/2030	410,000	430,803
Hall County Airport Authority 5.000% 07/15/2031	435,000	456,280
Grand Island Public Schools 5.000% 12/15/2033	500,000	548,605
Grand Island Public Schools 5.000% 12/15/2039	500,000	548,640
#Knox County School District N0 576 4.000% 12/15/2038	590,000	596,968
City of Omaha NE 5.000% 04/15/2025	750,000	862,777
City of Omaha NE 5.000% 04/15/2027	955,000	1,102,070
City of Omaha NE 5.000% 04/15/2028	500,000	572,415
City of Omaha NE 5.000% 10/15/2025	45,000	46,271
City of Omaha NE 5.000% 10/15/2025	205,000	211,312
Papillion La Vista School District 5.000% 12/01/2028	250,000	250,600
Papio Missouri River Natural Resource District 4.000% 12/15/2030	1,000,000	1,012,100
Platte County School District No 1 Columbus Public Schools 5.000% 12/15/2039	750,000	817,522
City of Ralston NE 4.500% 09/15/2031	200,000	176,282
Gretna Public Schools 5.000% 12/15/2035	250,000	274,503
Scotts Bluff County School District No 32 5.000% 12/01/2031	250,000	278,575
City of Sidney NE 4.000% 12/15/2036	1,250,000	1,275,538
		12,694,209
Health Care (10.6%)
Douglas County Hospital Authority No 2 5.500% 01/01/2030	500,000	515,405
Douglas County Hospital Authority No 2 5.000% 05/15/2027	200,000	226,016
Douglas County Hospital Authority No 3 5.500% 11/01/2038	795,000	795,000
Douglas County Hospital Authority No 3 5.500% 11/01/2038	415,000	415,000
Lincoln County Hospital Authority No 1 5.000% 11/01/2023	250,000	267,805
Lincoln County Hospital Authority No 1 5.000% 11/01/2024	250,000	267,355
Lincoln County Hospital Authority No 1 5.000% 11/01/2025	250,000	267,505
Lincoln County Hospital Authority No 1 5.000% 11/01/2032	250,000	258,358
Madison County Hospital Authority No 1 5.000% 07/01/2031	500,000	530,075
Madison County Hospital Authority No 1 5.000% 07/01/2032	335,000	354,145
Madison County Hospital Authority No 1 5.000% 07/01/2033	450,000	474,012
Madison County Hospital Authority No 1 5.000% 07/01/2034	215,000	225,619
		4,596,295
Housing (1.8%)
Hospital Authority No 1 of Lancaster County 5.500% 01/01/2030	250,000	257,703
Sarpy County Hospital Authority No 1 5.500% 01/01/2030	500,000	515,405
		773,108
Other Revenue (5.1%)
West Haymarket Joint Public Agency 5.000% 12/15/2042	750,000	803,363
Omaha Public Facilities Corp 4.000% 11/15/2031	115,000	115,056
*City of Omaha NE 5.000% 02/01/2027	1,000,000	1,089,620
Upper Republican Natural Resource District 4.000% 12/15/2024	200,000	201,428
		2,209,467
Transportation (5.0%)
City of Lincoln NE 5.500% 08/15/2031	500,000	533,960
Omaha Airport Authority 5.000% 12/15/2027	500,000	567,305
Omaha Airport Authority 5.000% 12/15/2036	1,000,000	1,095,950
		2,197,215
Utilities (32.3%)
*Central Plains Energy Project 5.000% 09/01/2027	2,000,000	2,147,480
Central Plains Energy Project 5.250% 09/01/2037	500,000	544,395
Central Plains Energy Project 5.000% 09/01/2042	500,000	536,870
City of Columbus NE Combined Revenue 4.000% 12/15/2032	100,000	103,317
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026	250,000	277,035
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032	500,000	515,725
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037	1,000,000	1,073,240
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025	275,000	296,362
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027	400,000	426,144
City of Lincoln NE Water Revenue 4.000% 08/15/2025	250,000	253,950
City of Lincoln NE Water Revenue 4.500% 08/15/2034	250,000	253,403
Metropolitan Utilities District of Omaha 4.000% 12/15/2026	250,000	264,145
Municipal Energy Agency of Nebraska 5.125% 04/01/2024	195,000	197,576
Municipal Energy Agency of Nebraska 5.000% 04/01/2030	500,000	536,375
Municipal Energy Agency of Nebraska 5.000% 04/01/2032	100,000	106,846
Nebraska Public Power District 5.000% 01/01/2041	250,000	273,548
*Nebraska Public Power District 5.000% 01/01/2036	2,355,000	2,564,854
Nebraska Public Power District 5.000% 01/01/2030	500,000	539,660
City of Omaha NE Sewer Revenue 5.000% 11/15/2029	250,000	280,310
City of Omaha NE Sewer Revenue 5.000% 11/15/2030	250,000	278,713
City of Omaha NE Sewer Revenue 5.000% 11/15/2031	500,000	555,375
City of Omaha NE Sewer Revenue 4.000% 04/01/2035	250,000	255,782
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032	250,000	275,257
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031	445,000	495,142
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032	400,000	411,332
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035	365,000	372,997
Southern Public Power District 5.000% 12/15/2023	250,000	250,985
		14,086,818

TOTAL MUNICIPAL BONDS (COST: $43,152,065)		$43,423,358

OTHER ASSETS LESS LIABILITIES (0.2%)		86,489

NET ASSETS (100.0%)		$43,509,847

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 31, 2018.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments October 31, 2018 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (102.0%)

Education (17.7%)
Okarche Economic Development Authority 5.000% 09/01/2023	$250,000	$271,975
Oklahoma Agricultural & Mechanical Colleges 5.000% 07/01/2039	140,000	142,773
Oklahoma Agricultural & Mechanical Colleges 4.400% 08/01/2039	740,000	757,220
*Oklahoma City Community College/OK 4.375% 07/01/2030	750,000	766,448
Oklahoma Development Finance Authority 4.400% 12/01/2029	250,000	254,510
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	539,630
Oklahoma Development Finance Authority 5.000% 06/01/2029	250,000	278,533
Oklahoma Development Finance Authority 5.000% 06/01/2034	500,000	548,370
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	537,790
Oklahoma Development Finance Authority 4.000% 08/01/2030	280,000	290,026
Oklahoma Development Finance Authority 4.000% 08/01/2031	290,000	299,350
Oklahoma Development Finance Authority 4.000% 08/01/2032	305,000	314,028
Oklahoma Development Finance Authority 4.000% 08/01/2033	315,000	323,496
University of Oklahoma/The 5.000% 07/01/2037	290,000	309,766
University of Oklahoma/The 5.000% 07/01/2036	500,000	542,265
University of Oklahoma/The 4.000% 07/01/2040	650,000	655,401
University of Oklahoma/The 5.000% 07/01/2038	500,000	539,290
		7,370,871
General Obligation (3.0%)
City of Broken Arrow OK 4.125% 08/01/2031	180,000	185,841
*City of Oklahoma City OK 4.000% 03/01/2024	1,000,000	1,072,260
		1,258,101
Health Care (6.7%)
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	397,775
Oklahoma Development Finance Authority 5.000% 08/15/2029	250,000	277,555
Oklahoma Development Finance Authority 4.000% 08/15/2038	250,000	247,500
Oklahoma Development Finance Authority 5.000% 08/15/2024	220,000	241,388
Oklahoma Development Finance Authority 5.000% 08/15/2025	220,000	243,964
Oklahoma Development Finance Authority 5.000% 08/15/2029	345,000	380,066
Oklahoma Development Finance Authority 5.000% 08/15/2033	175,000	189,413
Oklahoma Development Finance Authority 5.000% 02/15/2042	250,000	271,725
Oklahoma Development Finance Authority 5.000% 07/01/2035	250,000	261,855
Tulsa County Industrial Authority 4.600% 02/01/2035	250,000	254,143
		2,765,384
Other Revenue (29.1%)
Caddo County Governmental Building Authority 5.000% 09/01/2040	1,010,000	1,046,047
Collinsville Municipal Authority 5.000% 03/01/2035	275,000	287,180
Collinsville Municipal Authority 5.000% 03/01/2040	250,000	261,072
Grady County School Finance Authority 5.000% 09/01/2032	370,000	408,310
City of Oklahoma City OK 5.000% 03/01/2032	250,000	259,755
City of Oklahoma City OK 5.000% 03/01/2034	500,000	515,095
City of Oklahoma City OK 5.000% 03/01/2033	250,000	258,115
Oklahoma City Public Property Authority 4.500% 10/01/2031	155,000	155,276
Oklahoma City Public Property Authority 5.000% 10/01/2027	350,000	393,162
Oklahoma City Public Property Authority 5.000% 10/01/2028	400,000	446,640
Oklahoma City Public Property Authority 5.000% 10/01/2029	625,000	692,950
Oklahoma City Public Property Authority 5.000% 10/01/2036	230,000	247,714
Oklahoma City Public Property Authority 5.000% 10/01/2039	835,000	891,880
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043	500,000	500,235
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	280,610
Oklahoma Water Resources Board 5.000% 10/01/2033	500,000	553,660
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	286,065
Okmulgee County Governmental Building Authority 4.250% 12/01/2035	500,000	509,735
Pawnee County Public Programs Authority 4.875% 02/01/2030	145,000	150,217
*Rogers County Industrial Development Authority 4.900% 04/01/2035	500,000	520,085
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	263,768
Sand Springs Municipal Authority 4.000% 01/01/2036	500,000	510,600
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	577,693
Tulsa County Industrial Authority 3.000% 09/01/2027	245,000	241,242
Tulsa Airports Improvement Trust 5.000% 06/01/2023	420,000	445,229
Tulsa Airports Improvement Trust 5.000% 06/01/2024	230,000	242,944
Tulsa Airports Improvement Trust 5.250% 06/01/2025	245,000	259,774
Tulsa Airports Improvement Trust 5.250% 06/01/2026	360,000	380,952
Tulsa Parking Authority 4.000% 07/01/2025	500,000	518,080
		12,104,085
Transportation (10.8%)
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024	800,000	842,512
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025	1,000,000	1,050,510
Oklahoma Turnpike Authority 5.000% 01/01/2028	250,000	264,860
Oklahoma Turnpike Authority 4.000% 01/01/2031	500,000	512,105
Oklahoma Turnpike Authority 5.000% 01/01/2030	250,000	265,808
Oklahoma Turnpike Authority 4.000% 01/01/2038	100,000	100,584
#Tulsa Airports Improvement Trust 4.000% 06/01/2035	1,355,000	1,332,480
#Tulsa Airports Improvement Trust 4.000% 06/01/2036	145,000	141,604
		4,510,463
Utilities (34.7%)
Clinton Public Works Authority 4.000% 12/01/2034	750,000	765,653
Clinton Public Works Authority 4.000% 12/01/2039	500,000	503,115
Coweta Public Works Authority 4.000% 08/01/2032	1,000,000	1,003,420
Glenpool Utility Services Authority 5.100% 12/01/2035	250,000	262,930
*Grand River Dam Authority 5.250% 06/01/2040	2,000,000	2,090,160
Grand River Dam Authority 5.000% 06/01/2033	500,000	548,100
Holdenville Public Works Authority 5.000% 11/01/2033	620,000	662,662
Miami Special Utility Authority 4.000% 12/01/2036	500,000	506,770
*Midwest City Municipal Authority 5.000% 03/01/2025	2,000,000	2,125,520
Oklahoma City Water Utilities Trust 4.000% 07/01/2034	250,000	253,508
Oklahoma City Water Utilities Trust 5.000% 07/01/2031	250,000	266,998
Oklahoma City Water Utilities Trust 5.000% 07/01/2034	100,000	110,830
Oklahoma City Water Utilities Trust 4.000% 07/01/2039	175,000	177,551
Oklahoma City Water Utilities Trust 5.000% 07/01/2034	250,000	280,125
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	1,180,000	1,242,221
Oklahoma Municipal Power Authority 5.000% 01/01/2038	575,000	629,280
Oklahoma Water Resources Board 5.000% 04/01/2028	500,000	506,455
Oklahoma Water Resources Board 5.000% 04/01/2032	140,000	151,052
Oklahoma Water Resources Board 4.000% 04/01/2025	150,000	158,313
Sallisaw Municipal Authority 4.450% 01/01/2028	100,000	101,837
Sapulpa Municipal Authority 5.000% 04/01/2028	750,000	812,962
Seminole Utilities Authority 3.150% 09/01/2025	380,000	380,410
Seminole Utilities Authority 3.300% 09/01/2026	315,000	317,630
Tulsa Metropolitan Utility Authority 5.000% 10/01/2025	500,000	580,935
		14,438,437

TOTAL MUNICIPAL BONDS (COST: $42,218,066)		$42,447,341

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.0%)		(817,692)

NET ASSETS (100.0%)		$41,629,649

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 31, 2018.

MAINE MUNICIPAL FUND
Schedule of Investments October 31, 2018 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.2%)

Education (18.4%)
Maine Educational Loan Authority 5.875% 12/01/2039	$100,000	$101,505
Maine Educational Loan Authority 4.450% 12/01/2025	100,000	103,275
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	750,000	819,015
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034	250,000	273,772
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031	250,000	261,165
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024	270,000	286,694
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,069,457
Regional School Unit No 1 Lower Kennebec Region School Unit 5.000% 02/01/2026	100,000	105,889
		3,020,772
General Obligation (29.9%)
City of Auburn ME 4.500% 09/01/2022	100,000	108,273
City of Biddeford ME 4.000% 10/01/2026	250,000	274,872
Town of Gorham ME 4.000% 10/01/2023	100,000	104,224
Town of Gray ME 4.000% 10/15/2026	280,000	285,354
Town of Gray ME 4.000% 10/15/2027	280,000	285,354
State of Maine 4.000% 06/01/2020	150,000	156,075
*State of Maine 5.000% 06/01/2025	500,000	582,405
Maine State Housing Authority 5.000% 06/15/2024	250,000	260,171
City of Portland ME 4.250% 05/01/2029	150,000	151,506
City of Portland ME 4.125% 10/01/2029	100,000	101,451
City of Portland ME 5.000% 08/01/2021	125,000	135,936
City of Portland ME 5.000% 08/01/2022	125,000	136,006
City of Portland ME 5.000% 04/01/2028	250,000	294,723
City of Saco ME 4.000% 04/01/2028	100,000	102,189
Town of Scarborough ME 4.000% 11/01/2028	100,000	105,180
Maine School Administration District No 15 4.000% 11/01/2027	145,000	158,877
Maine School Administrative District No 51 4.250% 10/15/2029	250,000	255,343
Maine School Administrative District No 51 4.000% 10/15/2029	100,000	105,887
*Maine School Administrative District No 28 4.000% 05/01/2036	500,000	508,505
City of Waterville ME 4.000% 07/01/2025	135,000	141,734
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	109,182
City of Westbrook ME 5.000% 10/15/2026	490,000	564,534
		4,927,781
Health Care (28.3%)
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	50,000	52,484
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	10,000	10,415
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	10,000	10,539
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	190,000	194,739
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	190,000	199,489
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	250,000	261,665
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2040	250,000	258,650
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029	1,000,000	1,079,640
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030	500,000	542,950
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031	500,000	537,865
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	16,857
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2022	30,000	30,009
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	195,000	198,863
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	35,000	35,693
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	415,000	420,889
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	80,000	81,549
Maine Health & Higher Educational Facilities Authority 5.125% 07/01/2039	245,000	250,005
Maine Health & Higher Educational Facilities Authority 5.125% 07/01/2039	470,000	477,746
		4,660,047
Housing (3.2%)
Maine State Housing Authority 4.000% 11/15/2035	435,000	437,410
Maine State Housing Authority 4.000% 11/15/2030	90,000	91,369
		528,779
Other Revenue (3.6%)
Maine Governmental Facilities Authority 4.000% 10/01/2024	200,000	208,150
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	126,754
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	138,179
Maine Municipal Bond Bank 5.000% 11/01/2027	100,000	113,788
Maine Municipal Bond Bank 4.900% 11/01/2024	5,000	5,006
		591,877
Transportation (11.3%)
*Maine Municipal Bond Bank 5.000% 09/01/2024	1,000,000	1,024,810
Maine Turnpike Authority 4.000% 07/01/2032	250,000	254,005
City of Portland ME General Airport Revenue 5.250% 01/01/2035	250,000	255,238
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	108,812
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	110,293
City of Portland ME General Airport Revenue 5.000% 07/01/2024	100,000	109,602
		1,862,760
Utilities (2.5%)
Kennebunk Light & Power District 5.000% 08/01/2022	410,000	410,090

TOTAL MUNICIPAL BONDS (COST: $15,884,906)		$16,002,106

OTHER ASSETS LESS LIABILITIES (2.8%)		460,113

NET ASSETS (100.0%)		$16,462,219

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments October 31, 2018 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.6%)

Education (8.2%)
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	$575,000	$591,468
Montana State Board of Regents 5.000% 11/15/2023	250,000	271,363
*Montana State Board of Regents 4.000% 05/15/2025	2,000,000	2,119,520
Montana State Board of Regents 4.000% 05/15/2026	1,145,000	1,202,032
Montana State Board of Regents 4.000% 11/15/2025	500,000	530,920
Montana State Board of Regents 5.000% 11/15/2025	500,000	563,255
Montana State Board of Regents 5.000% 11/15/2030	240,000	266,054
University of Montana/Missoula MT 5.375% 05/15/2019	75,000	75,607
		5,620,219
General Obligation (39.4%)
City of Bozeman MT 4.000% 07/01/2028	540,000	576,310
City & County of Butte Silver Bow MT 4.000% 07/01/2026	115,000	125,424
City & County of Butte Silver Bow MT 4.000% 07/01/2028	215,000	230,837
City & County of Butte Silver Bow MT 4.000% 07/01/2030	225,000	236,619
City & County of Butte Silver Bow MT 4.000% 07/01/2032	240,000	249,089
City & County of Butte Silver Bow MT 4.500% 07/01/2034	850,000	912,985
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2029	925,000	1,000,961
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2030	935,000	1,002,647
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031	700,000	744,604
Cascade County High School District A Great Falls 5.000% 07/01/2027	1,110,000	1,301,042
Cascade County High School District A Great Falls 4.000% 07/01/2030	670,000	718,474
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039	455,000	511,734
Flathead County School District No 29 Somers 4.000% 07/01/2031	270,000	283,886
Flathead County School District No 44 Whitefish 4.000% 07/01/2033	265,000	276,143
Flathead County School District No 44 Whitefish 4.000% 07/01/2034	350,000	362,677
Flathead County School District No 44 Whitefish 4.000% 07/01/2035	365,000	377,917
Gallatin County School District No 72 Ophir 3.500% 07/01/2023	555,000	574,947
Gallatin County School District No 72 Ophir 3.750% 07/01/2024	645,000	668,523
Gallatin County School District No 72 Ophir 4.000% 07/01/2025	420,000	437,107
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032	915,000	964,913
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033	515,000	540,261
Gallatin County School District No 27 Monforton 4.250% 06/15/2026	415,000	452,711
Meagher County K 12 School District No 8 White Sulphur 4.000% 07/01/2028	475,000	518,173
Missoula High School District No 1 4.000% 07/01/2032	275,000	288,250
Hellgate School District No 4 5.000% 06/15/2028	500,000	571,530
Hellgate School District No 4 5.000% 06/15/2029	500,000	567,080
Hellgate School District No 4 5.000% 06/15/2030	500,000	563,715
City of Missoula MT 4.000% 07/01/2031	250,000	262,935
*Missoula County Elementary School District No 1 4.000% 07/01/2032	1,200,000	1,261,980
Missoula County Elementary School District No 1 4.000% 07/01/2033	750,000	782,513
State of Montana 4.000% 08/01/2023	385,000	420,489
State of Montana 4.000% 08/01/2026	855,000	932,711
State of Montana 4.000% 08/01/2027	480,000	517,248
County of Ravalli MT 4.250% 07/01/2027	150,000	151,260
County of Ravalli MT 4.350% 07/01/2028	155,000	156,663
County of Ravalli MT 4.400% 07/01/2029	165,000	166,681
County of Ravalli MT 4.250% 07/01/2030	755,000	798,027
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031	450,000	476,456
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	573,964
Yellowstone County School District No 2 Billings 5.000% 06/15/2026	515,000	584,474
Yellowstone County School District No 2 Billings 5.000% 06/15/2027	1,000,000	1,129,500
Yellowstone County School District No 2 Billings 5.000% 06/15/2031	350,000	392,389
Yellowstone County School District No 2 Billings 5.000% 06/15/2032	435,000	486,295
Yellowstone County School District No 8 Elder Grove 5.000% 07/01/2026	660,000	757,231
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037	1,000,000	1,110,220
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038	1,000,000	1,107,360
		27,126,955
Health Care (22.5%)
Montana Facility Finance Authority 4.500% 07/01/2023	1,025,000	1,066,390
*Montana Facility Finance Authority 4.650% 07/01/2024	1,365,000	1,421,183
Montana Facility Finance Authority 4.750% 07/01/2025	380,000	395,781
Montana Facility Finance Authority 5.250% 06/01/2030	660,000	690,281
Montana Facility Finance Authority 5.125% 06/01/2026	1,000,000	1,053,560
Montana Facility Finance Authority 5.000% 07/01/2032	1,000,000	1,076,680
Montana Facility Finance Authority 5.000% 07/01/2033	1,000,000	1,069,790
Montana Facility Finance Authority 4.750% 01/01/2040	705,000	718,226
Montana Facility Finance Authority 4.500% 01/01/2024	1,000,000	1,021,100
Montana Facility Finance Authority 5.000% 01/01/2024	400,000	411,936
Montana Facility Finance Authority 5.500% 01/01/2025	575,000	616,411
Montana Facility Finance Authority 5.750% 01/01/2031	815,000	877,983
Montana Facility Finance Authority 5.000% 08/15/2048	500,000	545,310
Montana Facility Finance Authority 5.000% 06/01/2028	1,015,000	1,125,737
Montana Facility Finance Authority 5.000% 06/01/2029	915,000	1,013,610
Montana Facility Finance Authority 5.000% 06/01/2025	380,000	428,021
Montana Facility Finance Authority 5.000% 06/01/2035	425,000	469,251
Montana Facility Finance Authority 5.000% 06/01/2036	700,000	768,145
County of Yellowstone MT 4.000% 10/01/2029	710,000	747,353
		15,516,748
Housing (7.0%)
Montana Board of Housing 2.650% 06/01/2021	120,000	121,340
Montana Board of Housing 2.650% 12/01/2021	265,000	268,906
Montana Board of Housing 3.000% 06/01/2023	145,000	146,744
Montana Board of Housing 3.000% 12/01/2023	75,000	75,614
Montana Board of Housing 3.150% 06/01/2024	310,000	315,459
Montana Board of Housing 3.150% 12/01/2024	110,000	111,694
Montana Board of Housing 3.350% 06/01/2025	140,000	141,425
Montana Board of Housing 3.875% 12/01/2023	170,000	178,432
Montana Board of Housing 4.050% 06/01/2024	155,000	163,609
Montana Board of Housing 4.050% 12/01/2024	430,000	453,865
Montana Board of Housing 4.650% 12/01/2028	235,000	248,513
*Montana Board of Housing 4.700% 12/01/2026	655,000	674,755
Montana Board of Housing 4.850% 06/01/2028	305,000	311,585
Montana Board of Housing 3.850% 06/01/2019	440,000	442,596
Montana Board of Housing 2.650% 06/01/2019	145,000	145,316
Montana Board of Housing 2.900% 06/01/2020	145,000	145,703
Montana Board of Housing 3.100% 06/01/2021	360,000	367,610
Montana Board of Housing 3.400% 12/01/2033	500,000	484,460
		4,797,626
Other Revenue (11.1%)
City of Billings MT 5.500% 07/01/2026	300,000	308,907
City of Billings MT 4.550% 07/01/2020	30,000	30,002
City of Billings MT 4.700% 07/01/2021	70,000	70,011
City of Billings MT 4.800% 07/01/2022	70,000	68,910
City of Billings MT 4.375% 07/01/2029	490,000	494,586
*City of Billings MT 5.000% 07/01/2033	900,000	912,537
City of Billings MT 5.000% 07/01/2032	710,000	781,767
City of Bozeman MT 4.950% 07/01/2028	200,000	203,354
City & County of Butte Silver Bow MT 5.000% 07/01/2021	600,000	609,174
Gallatin County Rural Improvement District 5.500% 07/01/2025	535,000	535,685
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,001,400
City of Great Falls MT 5.550% 07/01/2029	275,000	281,567
City of Helena MT 4.625% 01/01/2024	270,000	271,196
City of Helena MT 5.000% 01/01/2029	175,000	175,884
City of Kalispell MT 5.000% 07/01/2033	500,000	550,820
Missoula Parking Commission 4.000% 10/01/2026	835,000	884,933
City of Missoula MT 5.125% 07/01/2026	125,000	125,014
Montana Facility Finance Authority 6.300% 10/01/2020	350,000	350,332
		7,656,079
Transportation (5.9%)
City of Billings MT Airport Revenue 4.750% 07/01/2019	350,000	354,512
City of Billings MT Airport Revenue 5.000% 07/01/2020	235,000	242,367
Madison County Rural Improvement District 5.500% 07/01/2025	770,000	770,039
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,000,590
City of Missoula MT 4.750% 07/01/2027	160,000	160,046
City of Missoula MT 6.000% 07/01/2030	200,000	205,906
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,002
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,008
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	375,147
Missoula Special Improvement Districts/MT 4.000% 07/01/2019	60,000	60,292
Missoula Special Improvement Districts/MT 4.625% 07/01/2023	240,000	243,972
Missoula Special Improvement Districts/MT 5.250% 07/01/2027	240,000	245,386
Missoula Special Improvement Districts/MT 5.500% 07/01/2031	235,000	239,688
		4,102,955
Utilities (4.5%)
City of Billings MT 5.000% 07/01/2028	400,000	465,272
City of Billings MT 5.000% 07/01/2031	260,000	297,422
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025	215,000	230,125
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026	225,000	238,817
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028	250,000	266,705
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029	250,000	263,497
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033	250,000	263,243
*City of Forsyth MT 5.000% 05/01/2033	1,000,000	1,054,550
		3,079,631

TOTAL MUNICPAL BONDS (COST: $67,536,523)		$67,900,213

OTHER ASSETS LESS LIABILITIES (1.4%)		943,293

NET ASSETS (100.0%)		$68,843,506

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#When-issued purchase as of October 31, 2018.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments October 31, 2018 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.0%)

Education (8.8%)
Barnes County North Public School District Building Authority 4.000% 05/01/2022	$250,000	$255,430
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025	415,000	450,910
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028	365,000	384,841
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033	500,000	509,605
State Board of Higher Education of the State of North Dakota 5.000% 04/01/2025	160,000	161,984
University of North Dakota 5.000% 04/01/2024	250,000	271,485
		2,034,255
General Obligation (20.6%)
City of Bismarck ND 3.000% 05/01/2023	500,000	507,835
Bismarck Public School District No 1 4.000% 05/01/2026	750,000	791,213
Dickinson Public School District No 1 4.000% 08/01/2034	400,000	410,036
City of Fargo ND 4.000% 05/01/2023	300,000	314,220
#City of Grand Forks ND 4.000% 12/01/2039	470,000	471,015
City of Grand Forks ND 4.500% 05/01/2032	240,000	251,213
City of Horace ND 4.250% 05/01/2035	340,000	344,447
Mandan Public School District No 1 3.125% 08/01/2024	200,000	206,234
City of Minot ND Airport Revenue 3.500% 10/01/2025	570,000	584,655
City of Minot ND Airport Revenue 4.000% 10/01/2028	355,000	365,199
*West Fargo Public School District No 6 4.000% 05/01/2023	500,000	524,700
		4,770,767
Health Care (24.3%)
County of Burleigh ND 5.000% 07/01/2022	300,000	331,842
County of Burleigh ND 4.500% 07/01/2032	250,000	269,652
County of Burleigh ND 5.000% 07/01/2035	500,000	535,155
County of Burleigh ND 5.050% 11/01/2018	125,000	125,012
#County of Cass ND 5.000% 02/15/2033	445,000	484,093
#County of Cass ND 4.125% 02/15/2037	595,000	575,889
#County of Cass ND 4.250% 02/15/2043	500,000	480,695
City of Fargo ND 5.500% 11/01/2020	500,000	535,565
City of Fargo ND 6.000% 11/01/2028	500,000	553,635
City of Grand Forks ND 5.000% 12/01/2022	500,000	534,095
City of Grand Forks ND 4.000% 12/01/2027	400,000	405,688
City of Grand Forks ND 5.000% 12/01/2032	250,000	258,600
City of Grand Forks ND 5.125% 12/01/2025	250,000	253,628
City of Grand Forks ND 3.000% 12/01/2020	135,000	133,167
City of Langdon ND 6.200% 01/01/2025	155,000	155,095
		5,631,811
Housing (8.9%)
North Dakota Housing Finance Agency 3.650% 01/01/2020	60,000	60,941
North Dakota Public Finance Authority 4.500% 06/01/2026	400,000	421,176
North Dakota Housing Finance Agency 3.050% 07/01/2021	150,000	153,087
*North Dakota Housing Finance Agency 3.100% 01/01/2026	1,165,000	1,165,862
North Dakota Housing Finance Agency 3.550% 07/01/2033	250,000	246,600
		2,047,666
Other Revenue (20.4%)
Bismarck Parks & Recreation District 3.500% 04/01/2025	280,000	281,492
Bismarck Parks & Recreation District 3.650% 04/01/2027	295,000	296,351
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032	400,000	405,612
City of Grand Forks ND 5.000% 12/15/2028	250,000	281,118
Jamestown Park District/ND 4.000% 07/01/2032	500,000	509,545
Jamestown Park District/ND 4.000% 07/01/2033	345,000	349,292
*City of Mandan ND 4.000% 09/01/2034	500,000	502,520
Minot Park District 3.750% 12/01/2038	435,000	415,864
North Dakota Public Finance Authority 5.000% 06/01/2020	80,000	80,066
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,166
North Dakota Public Finance Authority 6.000% 06/01/2034	200,000	204,578
North Dakota Public Finance Authority 4.000% 06/01/2030	400,000	413,588
North Dakota Public Finance Authority 4.000% 06/01/2028	265,000	279,742
North Dakota Public Finance Authority 5.000% 06/01/2028	130,000	146,146
*County of Ward ND 3.000% 04/01/2022	300,000	303,168
		4,709,248
Transportation (6.4%)
Grand Forks Regional Airport Authority 4.600% 06/01/2024	350,000	354,683
Grand Forks Regional Airport Authority 5.000% 06/01/2029	500,000	507,800
Grand Forks Regional Airport Authority 4.500% 06/01/2028	230,000	242,848
Grand Forks Regional Airport Authority 4.500% 06/01/2028	370,000	384,130
		1,489,461
Utilities (9.6%)
City of Bismarck ND Water Revenue 3.000% 04/01/2021	495,000	497,430
*City of Bismarck ND Water Revenue 3.625% 04/01/2025	675,000	678,355
City of Bismarck ND Water Revenue 3.750% 04/01/2026	265,000	266,296
*County of McLean ND 4.875% 07/01/2026	750,000	772,455
		2,214,536

TOTAL MUNICIPAL BONDS (COST: 22,561,628)		$22,897,744

OTHER ASSETS LESS LIABILITIES (1.0%)		239,338

NET ASSETS (100.0%)		$23,137,082

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of October 31, 2018, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$56,306,692	$43,152,065	$42,218,066	$15,884,906	$67,536,523	$22,561,628
Unrealized appreciation	$999,866	$641,733	$612,814	$178,149	$926,779	$420,147
Unrealized depreciation	($461,219)	($370,440)	($383,539)	($60,949)	($563,089)	($84,031)
Net unrealized appreciation (depreciation)*	$538,647	$271,293	$229,275	$117,200	$363,690	$336,116

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2018:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$56,845,339	$0	$56,845,339
Total	$0	$56,845,339	$0	$56,845,339

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$43,423,358	$0	$43,423,358
Total	$0	$43,423,358	$0	$43,423,358

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$42,447,341	$0	$42,447,341
Total	$0	$42,447,341	$0	$42,447,341

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$16,002,106	$0	$16,002,106
Total	$0	$16,002,106	$0	$16,002,106
	.
Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$67,900,213	$0	$67,900,213
Total	$0	$67,900,213	$0	$67,900,213

Viking Tax-Free Fund for North Dakota
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$22,897,744	$0	$22,897,744
Total	$0	$22,897,744	$0	$22,897,744

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 21, 2018

By: /s/ Adam Forthun
Adam Forthun
Treasurer

December 21, 2018